SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Basis of presentation- Debt (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Nov. 03, 2017 USD ($)
Debt Instrument [Line Items]
Working capital deficit	¥ 5,726					$ 898
Outstanding balance of long-term debt	3,565		¥ 10,856
Unused facilities					¥ 2,994
Net Cash Provided by (Used in) Operating Activities	1,342	$ 210	609	¥ 3,293
Equity securities with readily determinable fair value	2,589		¥ 3,903			406
Term Facility Expiring December 2022
Debt Instrument [Line Items]
Outstanding balance of long-term debt	2,440						€ 338
Term Facility Expiring December 2022 | Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount	3,177						€ 440
Convertible senior notes | 2022 Notes
Debt Instrument [Line Items]
Aggregate principal amount	¥ 3,027					$ 475		$ 475